Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 444,933		¥ 549,979	¥ 694,910	$ 69,820	$ 86,304	¥ 1,270,001
Restricted cash-current			141,952
Accounts receivable, net	175,165		240,124		27,487
Prepayments and other current assets	53,466		66,295		8,390
Property and equipment, net	12,617		18,114		1,980
Intangible assets, net	21,675		25,172		3,401
Restricted time deposits-non-current	8,973		7,254
Other noncurrent assets	33,873		46,936		5,315
Total assets	1,069,922		1,403,734		167,894
Accounts payable	103,782		185,904		16,286
Advances from customers	47,221		54,275		7,410
Amount due to related party other than the subsidiaries of the Group	29,270		9,495		4,593
Accrued expenses and other current liabilities	152,521		220,866		23,934
Deferred tax liabilities	4,549		5,146		714
Total liabilities	547,470		678,096		85,911
Revenues:
Total revenues	805,047	$ 126,330	585,762	1,435,727
Others	58,020	9,105	11,238	11,785
Loss before income tax	(204,676)	(32,118)	(313,429)	(538,624)
Income tax (expenses)/benefits	582	91	1,283	8,005
Net loss	(199,785)	(31,351)	(304,147)	(451,760)
Revenues are eliminated through the consolidation	805,047	126,330	585,762	1,435,727
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(294,588)	(46,228)	(107,498)	(200,837)
Net cash provided by investing activities	36,509	5,729	(91,265)	(47,457)
Net cash provided by financing activities	23,380	3,669	98,597	(198,034)
Net decrease in cash and cash equivalents and restricted cash	(245,279)	(38,489)	(134,197)	(436,619)
Cash and cash equivalents and restricted cash at beginning of the year	699,185	109,717	833,382	1,270,001
Cash and cash equivalents and restricted cash at end of the year	453,906	71,228	699,185	833,382
Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Cash and cash equivalents	16,439		15,649		2,580
Restricted cash-current			24,747
Accounts receivable, net	42,006		19,410		6,592
Amount due from the subsidiaries of the Group			99,397
Amount due from related party other than the subsidiaries of the Group	29,500		31,487		4,629
Prepayments and other current assets	7,148		10,182		1,122
Property and equipment, net	10,143		11,671		1,592
Intangible assets, net	14,937		23,637		2,344
Restricted time deposits-non-current	5,000		5,000		785
Other noncurrent assets	33		68		5
Total assets	125,206		241,248		19,649
Accounts payable	29,858		17,409		4,685
Advances from customers	1,670		3,845		262
Tax payable	13,606		19,315		2,135
Amounts due to the subsidiaries of the Group	13,652				2,142
Amount due to related party other than the subsidiaries of the Group	2,347		4,719		368
Accrued expenses and other current liabilities	65,464		127,512		10,273
Deferred tax liabilities	3,715		4,000		583
Total liabilities	130,312		176,800		$ 20,448
Revenues:
Total revenues	412,155	64,676	285,591	666,683
Total Costs and expenses	(476,237)	(74,732)	(360,383)	(733,510)
Others	1,303	204	1,647	5,479
Loss before income tax	(62,779)	(9,852)	(73,145)	(61,348)
Income tax (expenses)/benefits	285	45	884	(8,624)
Net loss	(62,494)	(9,807)	(72,261)	(69,972)
Revenues are eliminated through the consolidation	412,155	64,676	285,591	666,683
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(25,901)	(4,065)	10,221	(68,513)
Net cash provided by investing activities	10,544	1,655	3,464	31,359
Net cash provided by financing activities	1,000	157	9,600	30,000
Net decrease in cash and cash equivalents and restricted cash	(14,357)	(2,253)	23,285	(7,154)
Cash and cash equivalents and restricted cash at beginning of the year	30,796	4,833	7,511	14,665
Cash and cash equivalents and restricted cash at end of the year	16,439	2,580	30,796	7,511
Consolidated variable interest entity ("VIE") | Third Party
Revenues:
Total revenues	145,538	22,838	54,782	69,661
Total Costs and expenses	(442,995)	(69,516)	(326,883)	(730,512)
Revenues are eliminated through the consolidation	145,538	22,838	54,782	69,661
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(456,230)	(71,593)	(398,659)	(524,396)
Net cash provided by investing activities	10,544	1,655	3,464	31,359
Consolidated variable interest entity ("VIE") | Elimination
Revenues:
Total revenues	266,617	41,838	230,809	597,022
Total Costs and expenses	(33,242)	(5,216)	(33,500)	(2,998)
Revenues are eliminated through the consolidation	266,617	41,838	230,809	597,022
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	430,329	67,528	408,880	455,883
Net cash provided by financing activities	¥ 1,000	$ 157	¥ 9,600	¥ 30,000